UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-21606
Investment Company Act File Number:

TILSON INVESTMENT TRUST
(Exact name of registrant as specified in charter)

767 5th Ave., 18th Fl., New York, NY  10153
(Address of principal executive offices) (Zip code)

ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (252) 234-9000

Date of fiscal year end:  October 31

Date of reporting period: May 1, 2012 – July 31, 2012

Item 1 – Schedule of Investments.

Tilson Dividend Fund
Schedule of Investments
As of July 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 80.49%

Consumer Discretionary - 11.55%
Big Lots, Inc.(a)(b)	62,500	$2,531,875
Iconix Brand Group, Inc.(b)	125,000	2,216,250
News Corp., Class A	50,000	1,151,000
Ruby Tuesday, Inc.(a)(b)	180,000	1,153,800
Whistler Blackcomb Holdings, Inc.	44,500	508,077
		7,561,002
Financials - 20.37%
Alleghany Corp.(b)	5,500	1,901,955
Aspen Insurance Holdings, Ltd.	100,000	2,874,000
Brookfield Asset Management, Inc., Class A	90,000	3,042,900
Calamos Asset Management, Inc., Class A	95,000	1,004,150
Interactive Brokers Group, Inc., Class A	60,000	831,000
Oslo Bors VPS Holding ASA	123,301	1,063,724
Safety Insurance Group, Inc.	17,500	741,650
Tetragon Financial Group, Ltd.	250,000	1,880,000
		13,339,379
Health Care - 6.44%
Medtronic, Inc.	40,000	1,576,800
Sanofi, ADR	65,000	2,641,600
		4,218,400
Industrials - 4.35%
MFC Industrial, Ltd.(a)	290,200	2,040,106
Miller Industries, Inc.	49,100	806,222
		2,846,328
Information Technology - 30.65%
Accenture PLC, Class A	35,000	2,110,500
Activision Blizzard, Inc.	200,000	2,406,000
Ancestry.com, Inc.(a)(b)	45,000	1,506,150
Cisco Systems, Inc.	200,000	3,190,000
Dell, Inc.(b)	300,000	3,564,000
EMC Corp.(b)	75,000	1,965,750
Symantec Corp.(b)	60,000	945,000
Telular Corp.	162,000	1,527,660
Westell Technologies, Inc., Class A(b)	590,700	1,293,633
Xerox Corp.	225,000	1,559,250
		20,067,943
Telecommunication Services - 7.13%
IDT Corp., Class B(a)	145,000	1,467,400
InterDigital, Inc.(a)	60,000	1,638,000
Vonage Holdings Corp.(b)	875,000	1,566,250
		4,671,650

Total Common Stocks (Cost $54,106,898)		52,704,702

CLOSED-END FUNDS - 3.94%

Fifth Street Finance Corp.	175,000	1,769,250
JZ Capital Partners, Ltd.	105,000	570,420

	Shares	Value
Telecommunication Services (continued)
MVC Capital, Inc.	19,166	$243,600
		2,583,270

Total Closed-End Funds (Cost $2,339,618)		2,583,270

EXCHANGE-TRADED FUNDS - 0.65%

Market Vectors Gold Miners ETF	10,000	427,800

Total Exchange-Traded Funds (Cost $561,252)		427,800

	Shares	Value
SHORT TERM INVESTMENTS - 12.74%

Fidelity Institutional Money Market Fund - Government Portfolio, 0.010%(c)	8,340,396	8,340,396

Total Short Term Investments (Cost $8,340,396)		8,340,396

Total Value of Investments (Cost $65,348,164) - 97.82%		64,056,168

Other Assets in Excess of Liabilities - 2.18%		1,424,983

Net Assets - 100.00%		$65,481,151

(a)	Portion of security is subject to call options written.
(b)	Non-income producing investment.
(c)	Represents 7 day effective yield.

Common Abbreviations:
ADR - American Depositary Receipt.
ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.
ETF - Exchange Traded Fund.
Ltd. - Limited.
PLC - Public Limited Company.

Schedule of Written Options
	Number of Contracts	Exercise Price	Maturity Date	Value
WRITTEN OPTION CALLS
Ancestry.com, Inc.	100	$30.00	11/17/2012	$(48,000)
Ancestry.com, Inc.	100	27.50	11/17/2012	(65,000)
Big Lots, Inc.	250	40.00	10/20/2012	(70,000)
IDT Corp.	650	10.00	9/22/2012	(52,000)
IDT Corp.	500	10.00	12/22/2012	(60,000)
InterDigital, Inc.	150	32.50	12/22/2012	(23,250)
MFC Industrial, Ltd.	100	7.50	1/19/2013	(5,250)
Ruby Tuesday, Inc.	250	7.50	10/20/2012	(3,750)

Vonage Holdings Corp.	642	$3.00	9/22/2012	$(1,605)

Total Written Option Calls (Proceeds $271,887)				$(328,855)

Summary of Investments
	% of Net Assets	Value
Closed-End Funds	3.94%	$2,583,270
Consumer Discretionary	11.55%	7,561,002
Exchange-Traded Funds	0.65%	427,800
Financials	20.37%	13,339,379
Health Care	6.44%	4,218,400
Industrials	4.35%	2,846,328
Information Technology	30.65%	20,067,943
Telecommunication Services	7.13%	4,671,650
Short Term & Net Cash	14.92%	9,765,379
Total	100.00%	$65,481,151

Tilson Focus Fund
Schedule of Investments
As of July 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 67.54%

Consumer Discretionary - 25.18%
Ambassadors International, Inc.(a)	9	$0
Barnes & Noble, Inc.(a)	13,437	178,309
Borders Group, Inc.(a)(b)(c)	222,016	0
Burger King Worldwide, Inc.(a)	403	6,174
Daily Journal Corp.(a)	347	32,896
dELiA*s, Inc.(a)	390,910	594,183
JC Penney Co., Inc.	24,915	560,837
Netflix, Inc.(a)	14,923	848,372
Orchard Supply Hardware Stores Corp., Class A(a)	1	17
The Pep Boys-Manny Moe & Jack	317	2,875
Proliance International, Inc.(a)(b)(c)	716	0
Promotora de Informaciones SA, ADR(a)	4,937	8,541
Promotora de Informaciones SA, Class A(a)	78,818	34,427
Promotora de Informaciones SA, Class B, ADR	157,453	387,334
Reading International, Inc., Class A(a)	26,989	133,326
Sears Canada, Inc.(a)	22,255	231,904
Talbots, Inc.(a)	121,744	333,579
		3,352,774
Consumer Staples - 2.14%
Tyson Foods, Inc., Class A	18,946	284,379

Financials - 12.63%
American International Group, Inc.(a)	8,817	275,708
Berkshire Hathaway, Inc., Class B(a)	82	6,957
Citigroup, Inc.	717	19,452
The Goldman Sachs Group, Inc.	1,943	196,049
The Howard Hughes Corp.(a)	69	4,252
Jefferies Group, Inc.	31,576	395,963
JPMorgan Chase & Co.	13,904	500,544
Meta Financial Group, Inc.	112	2,390
Origen Financial, Inc., REIT	2,291	3,162
Phoenix Group Holdings PLC(a)	36,505	277,814
US Bancorp	2	67
		1,682,358
Health Care - 0.93%
Xstelos Holdings, Inc., Class A(a)	57,514	123,655

Industrials - 0.22%
Alexander & Baldwin, Inc.(a)	922	29,541
LECG Corp.(a)	5,536	41
		29,582
Information Technology - 15.06%
Apple, Inc.(a)	1,097	670,004
Dell, Inc.(a)	44,207	525,179
MRV Communications, Inc.	560,900	326,444
Nokia Corporation, Sponsored ADR	60,466	145,723
PNI Digital Media, Inc.(a)	65,877	27,207
Research In Motion, Ltd.(a)	10,078	72,058
Spark Networks, Inc.(a)	38,392	222,290

	Shares	Value
Information Technology (continued)
Tucows, Inc.(a)	13,478	$16,443
		2,005,348
Materials - 6.02%
Contango ORE, Inc.(a)	1	9
Tronox, Ltd., Class A	34,585	801,334
		801,343
Telecommunication Services - 5.36%
Primus Telecommunications Group, Inc.	45,080	713,616

Total Common Stocks (Cost $10,286,776)		8,993,055

CLOSED-END FUNDS - 0.00%(d)

Financials - 0.00%(d)
BlackRock Enhanced Capital and Income Fund, Inc.	4	48

Total Closed-End Funds (Cost $46)		48

PREFERRED STOCKS - 0.32%

Consumer Discretionary - 0.00%(d)
Orchard Supply Hardware Stores Corp.(a)	1	2

U.S. Government Agency - 0.32%
Federal Home Loan Mortgage Corp., Series Z, 8.375%(e)	21,601	43,202

Total Preferred Stocks (Cost $50,072)		43,204

RIGHTS AND WARRANTS - 18.04%

American International Group, Inc., Warrants, Expiring 01/19/2021, Strike Price: $45.00(a)	24,693	$272,117
Iridium Communications, Inc., Warrants, Expiring 02/14/2013, Strike Price: $7.00(a)	710,282	1,754,396
JPMorgan Chase & Co., Warrants, Expiring 10/28/2018, Strike Price: $42.42(a)	837	8,420
Phoenix Group Holdings PLC, Rights, Expiring 03/09/2014, Strike Price: 10.71 EUR(a)(b)(c)	36,505	0
Phoenix Group Holdings PLC, Warrants, Expiring 03/09/2014, Strike Price: 30 GBP(a)	14,053	6,610
Promotora de Informaciones SA, Bonus Rights, Expiring 08/09/2012(a)	78,818	6,013
Promotora de Informaciones SA, Class A, Warrants, Expiring 06/05/2014, Strike Price: 2 EUR(a)	135,776	1,670
Tronox, Inc., Class A, Warrants, Expiring 02/14/2018, Strike Price: $62.13(a)(b)	184	15,824
Tronox, Inc., Class B, Warrants, Expiring 02/14/2018, Strike Price: $68.56(a)(b)	227	19,504
Wells Fargo & Co., Warrants, Expiring 10/28/2018, Strike Price: $34.01(a)	32,115	318,260

Total Rights and Warrants (Cost $2,010,942)		2,402,814

	Number of Contracts	Exercise Price	Maturity Date	Value
PURCHASED OPTIONS - 6.56%

PURCHASED OPTION CALLS - 4.86%
Barnes & Noble Inc	301	$12.00	10/20/2012	$68,477
Barnes & Noble Inc	499	13.00	10/20/2012	77,345
Berkshire Hathaway, Inc.	100	70.00	1/18/2014	187,250
JC Penney Co., Inc.	6	20.00	1/19/2013	3,090
Netflix Inc	544	60.00	8/18/2012	87,040
NetFlix Inc	781	70.00	8/18/2012	18,744
Procter & Gamble Co	74	67.50	8/18/2012	740
Tronox Ltd.	592	20.00	8/18/2012	204,240

Total Purchased Option Calls (Cost $1,259,132)				646,926

PURCHASED OPTION PUTS - 1.70%
Hong Kong Currency	10,870,615	7.75	9/20/2012	10,469
Iridium Comm. Inc.	1	10.00	8/18/2012	105
Iridium Comm. Inc.	501	12.50	8/18/2012	172,845
SPDR S&P 500	195	138.00	8/18/2012	42,510

Total Purchased Option Puts (Cost $347,087)				225,929

Total Purchased Options (Cost $1,606,219)				872,855

		Shares		Value
SHORT TERM INVESTMENTS - 24.54%

High Mark 100% U.S. Treasury Money Market Fund, 0.000%(e)(f)		3,268,070		3,268,070

Total Short Term Investments (Cost $3,268,070)				3,268,070

Total Value of Investments (Cost $17,222,125) - 117.00%				15,580,046

Liabilities in Excess of Other Assets - (17.00)%				(2,264,153)

Net Assets - 100.00%				$13,315,893

(a)	Non-income producing investment.
(b)	Fair valued security under the procedures approved by the Fund's Board of Trustees.
(c)	Security determined to be illiquid under the procedures approved by the Fund's Board of Trustees.
(d)	Less than 0.005% of Net Assets.
(e)	Floating or variable rate security. Interest rate disclosed is that which is in effect at July 31, 2012.
(f)	Represents 7 day effective yield.

Common Abbreviations:
ADR - American Depositary Receipt.
Ltd. - Limited.
NA - National Association.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC - Public Limited Company.

REIT - Real Estate Investment Trust.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
SPDR- Standard & Poors Depositary Receipts.

Summary of Investments
	% of Net Assets	Value
Closed-End Funds	0.00%	$48
Consumer Discretionary	25.18%	3,352,774
Consumer Staples	2.14%	284,379
Financials	12.63%	1,682,358
Health Care	0.93%	123,655
Industrials	0.22%	29,582
Information Technology	15.06%	2,005,348
Materials	6.02%	801,343
Preferred Stocks	0.32%	43,204
Purchased Option Puts	6.56%	872,855
Rights and Warrants	18.04%	2,402,814
Telecommunication Services	5.36%	713,616
Short Term & Net Cash	14.92%	1,003,917
Total	100.00%	$13,315,893

Illiquid securities as of July 31, 2012 are as follows:
				Market Value
			Market	as Percentage
Description	Acquisition Date	Cost	Value	of Net Assets
Borders Group, Inc.(a)(b)(c)	2/4/11 - 2/14/11	$68,317	$0	0.00%
Phoenix Group Holdings PLC, Rights(a)(b)(c)	3/9/2014	36,505	0	0.00%
Proliance International, Inc.(a)(b)(c)	11/21/08 - 1/15/09	187	0	0.00%
		$105,009	$0	0.00%

Tilson Investment Trust
Notes to Quarterly Schedule of Investments
July 31, 2012 (Unaudited)

1. ORGANIZATION
The Tilson Dividend Fund and the Tilson Focus Fund (collectively the “Funds” and individually a “Fund”) are series funds. The Funds are part of The Tilson Investment Trust (the “Trust”), which was organized as a Delaware statutory trust a registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open‐ended management investment company. Each of the Funds in this report are classified as non-diversified as defined in the 1940 Act.

The Tilson Dividend Fund (the “Dividend Fund”) commenced operations on March 16, 2005. The investment objective of the Fund is to seek maximum total return through a combination of capital appreciation and current income. The Fund invests in common stocks of companies that the Advisor believes to be undervalued in their respective markets, but which also offer high dividend yields relative to the average yields of the broad market.

The Tilson Focus Fund (the “Focus Fund”) commenced operations on March 16, 2005. The investment objective of the Fund is to seek long‐term capital appreciation through investment in equity securities of companies that the Advisor believes are undervalued in the securities market.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Valuation
The Funds’ investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over‐the‐counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over‐the‐counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be, accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that

Tilson Investment Trust
Notes to Quarterly Schedule of Investments
July 31, 2012 (Unaudited)

security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”). For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option. Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time. If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time. An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Fair Value Measurements
GAAP establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

• Level 2 —
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 —
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Funds to measure fair value during the period ended July 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2012, there have been no significant changes to the Funds’ fair value methodologies. Additionally, during the period ended July 31, 2012, there were no significant transfers between Level 1 and Level 2 securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets and liabilities as of July 31, 2012:

Tilson Investment Trust
Notes to Quarterly Schedule of Investments
July 31, 2012 (Unaudited)

Tilson Dividend Fund
July 31, 2012 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Common Stocks:
Consumer Discretionary	$7,561,002	$–	$–	$7,561,002
Financials	13,339,379	–	–	13,339,379
Health Care	4,218,400	–	–	4,218,400
Industrials	2,846,328	–	–	2,846,328
Information Technology	20,067,943	–	–	20,067,943
Telecommunication Services	4,671,650	–	–	4,671,650
Closed-End Funds	2,583,270	–	–	2,583,270
Exchange-Traded Funds	427,800	–	–	427,800
Short Term Investments	8,340,396	–	–	8,340,396
Total	$64,056,168	$–	$–	$64,056,168
Other Financial Instruments
Liabilities
Written Options	$(328,855)	$–	$–	$(328,855)
Total	$(328,855)	$–	$–	$(328,855)

Tilson Focus Fund
July 31, 2012 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Common Stocks:
Consumer Discretionary	$3,352,774	$–	$–	$3,352,774
Consumer Staples	284,379	–	–	284,379
Financials	1,682,358	–	–	1,682,358
Health Care	123,655	–	–	123,655
Industrials	29,582	–	–	29,582
Information Technology	2,005,348	–	–	2,005,348
Materials	801,343	–	–	801,343
Telecommunication Services	713,616	–	–	713,616
Closed-End Funds	48	–	–	48
Preferred Stocks	43,204	–	–	43,204
Rights and Warrants	2,367,486	35,328	–	2,402,814
Purchased Options	862,386	10,469	–	872,855
Short Term Investments	3,268,070	–	–	3,268,070
Total	$15,534,249	$45,797	$–	$15,580,046

Tilson Investment Trust
Notes to Quarterly Schedule of Investments
July 31, 2012 (Unaudited)

For the period ended July 31, 2012, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Option Writing/ Purchasing
The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Written option activity for the period ended July 31, 2012 was as follows:

Tilson Dividend Fund

Option Contracts Written for period ended 7/31/12	Contracts	Premiums Received
Options outstanding at beginning of period	4,586	$1,343,235.24
Options Written	6,755	1,234,581.98
Options Expired	(587)	(49,802.89)
Options Closed	(7,912)	(2,395,831.45)
Options Exercised	(100)	(2,6347.24)
Options outstanding at end of period 7/31/2012	2,742	$105,835.64

Warrants
The Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security, a complete loss of the amount invested in the warrant may result. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

3. UNREALIZED APPRECIATION AND DEPRFECIATION ON INVESTMENTS (TAX BASIS)
The amount of net unrealized appreciation/ (depreciation) and the cost of investment securities for tax purposes, including short-term securities at July 31, 2012 is as follows:

Tilson Investment Trust
Notes to Quarterly Schedule of Investments
July 31, 2012 (Unaudited)

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Tilson Dividend Fund	$65,410,832	$3,695,594	$(5,050,258)	$(1,354,664)
Tilson Focus Fund	$17,622,162	$854,457	$(2,896,573)	$(2,042,116)

The difference between book basis and tax basis net unrealized appreciation/(depreciation) is attributable to the deferral of losses from wash sales, the mark to market of passive foreign investment companies, and the deferral of straddle losses.

Item 2 – Controls and Procedures.

(a)
The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TILSON INVESTMENT TRUST

By:	/s/ Whitney R. Tilson
Whitney R. Tilson
President (Principal Executive Officer)

Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Whitney R. Tilson
Whitney R. Tilson
President (Principal Executive Officer)

Date:	September 18, 2012

By:	/s/ Glenn H. Tongue
Glenn H. Tongue
Treasurer (Principal Financial Officer)

Date:	September 18, 2012